Events after the reporting period (Details) $ in Thousands, R in Millions, ₦ in Billions			1 Months Ended			3 Months Ended
	May 14, 2024 Option tranche	May 09, 2024	May 10, 2024 USD ($)	May 10, 2024 NGN (₦)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	May 10, 2024 NGN (₦)	May 10, 2024 ZAR (R)	Mar. 31, 2024 NGN (₦)	Mar. 31, 2024 ZAR (R)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities						$ 380,383	$ 368,096
Repayments of borrowings, classified as financing activities						328,679	$ 264,345
IHS Holding (2024) Term Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down						270,000
IHS Holding (2022) Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down						370,000
Nigeria (2023) Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down						10,800				₦ 15.0
IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down						$ 10,600					R 200.4
Drawdowns and repayments of borrowings | IHS Holding (2022) Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities					$ 60,000
Notional amount of borrowings drawn down			$ 430,000
Drawdowns and repayments of borrowings | Nigeria (2023) Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down			19,900					₦ 27.8
Drawdowns and repayments of borrowings | IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Notional amount of borrowings drawn down			6,800						R 128.5
Granting of options under Omnibus employee share-based payment scheme | Omnibus share-based payment plans
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement | Option	6,339,851
Granting of options under Omnibus employee share-based payment scheme | Restricted Stock Units (RSU), Omnibus employee share-based payment plans
Disclosure of non-adjusting events after reporting period [line items]
Number of vesting occasions | tranche	3
Granting of options under Omnibus employee share-based payment scheme | Performance Stock Units (PSU), Omnibus share-based payment plans
Disclosure of non-adjusting events after reporting period [line items]
Assessment period for levered free cash flow target	3 years
Performance period for cumulative total shareholder return target	3 years
Vesting period of instruments in share-based payment arrangement	3 years
Asset Sale and Power-as-a-Service (PaaS) Unwind Agreement with MTN SA
Disclosure of non-adjusting events after reporting period [line items]
Master lease agreement, extension term		2 years
Naira upstreaming
Disclosure of non-adjusting events after reporting period [line items]
Amount of funds upstreamed			$ 61,000	₦ 77.9